Fair Values of Employee Stock Options (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share based Compensation Arrangement Assumptions Used to Estimate Fair Values of Share Options Granted [Line Items]
Risk-free interest rate	1.10%	1.20%	1.10%	1.10%	2.30%
Expected life	6 years	6 years	6 years	6 years	5 years 8 months 12 days
Volatility	79.00%	70.00%	72.00%	85.00%	78.00%
Dividend yield